Consolidated Statements of Changes in Equity - USD ($)	Share capital	Additional Paid In Capital	Merger reserve	Other reserve	Foreign currency translation reserve	Earnings/ (Accumulated Deficit)	Equity attributable to owners of the parent	Non- controlling interests	Total
Balance beginning at Dec. 31, 2022	$ 1		$ 2,336,848	$ (88,744)	$ 41,424	$ (783,037)	$ 1,506,492	$ 103,831	$ 1,610,323
(Loss)/Profit for the year						960,686	960,686	33,508	994,194
Other comprehensive income/(loss)					26,610		26,610		26,610
Total comprehensive income/(loss)					26,610	960,686	987,296	33,508	1,020,804
Capital distribution				71,449			71,449		71,449
Balance ending at Dec. 31, 2023	1		2,336,848	(17,295)	68,034	177,649	2,565,237	137,339	2,702,576
Prior period adjustment						146,090	146,090		146,090
Issuance of new shares	208						208		208
Share-based compensation				83,155,336			83,155,336		83,155,336
(Loss)/Profit for the year						(83,637,387)	(83,637,387)	14,290	(83,623,097)
Other comprehensive income/(loss)					(106,213)		(106,213)		(106,213)
Total comprehensive income/(loss)					(106,213)	(83,637,387)	(83,743,600)	14,290	(83,729,310)
Capital distribution				(14,703)			(14,703)		(14,703)
Balance ending at Dec. 31, 2024	209		2,336,848	83,123,338	(38,179)	(83,313,648)	2,108,568	151,629	2,260,197
Issuance of new shares	14	4,507,036					4,507,050		4,507,050
Share-based compensation	44	10,867,956					10,868,000		10,868,000
Prior year reclassification		83,155,336		(83,155,336)		82,048	82,048	(82,048)
Conversion of convertible note	3	1,076,457					1,076,460		1,076,460
(Loss)/Profit for the year						(15,242,850)	(15,242,850)	40,466	(15,202,384)
Other comprehensive income/(loss)					187,667		187,667	2,564	190,231
Total comprehensive income/(loss)					187,667	(15,242,850)	(15,055,183)	43,030	(15,012,153)
Balance ending at Dec. 31, 2025	$ 270	$ 99,606,785	$ 2,336,848	$ (31,998)	$ 149,488	$ (98,474,450)	$ 3,586,943	$ 112,611	$ 3,699,554